Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Description of Business [Abstract]
Description of Business
Note 1 -  Description of Business

Organization

Ener-Core, Inc. (the “Company”, “we”, “us”, “our”), a Nevada corporation, was formed on April 29, 2010 as Inventtech, Inc.  On July 1, 2013, we acquired our wholly owned subsidiary, Ener-Core Power, Inc., (formerly Flex Power Generation, Inc.), a Delaware corporation.  The shareholders of Ener-Core Power, Inc. are now our majority shareholders and the management of Ener-Core Power, Inc. is now our management.  Therefore the acquisition is treated as a “reverse merger” and our financial statements are those of Ener-Core Power, Inc.  All equity amounts presented have been retroactively restated to reflect the reverse merger as if it had occurred November 12, 2012.

Reverse Merger

We entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ener-Core Power, Inc. (“Ener-Core Power”), a Delaware corporation, and Flex Merger Acquisition Sub, Inc., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”), pursuant to which the Merger Sub would merge with and into Ener-Core Power, with Ener-Core Power as the surviving entity (the “Merger”). Prior to the merger, we were a public reporting “shell company,” as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended.  The Merger Agreement was approved by the boards of directors of each of the parties to the Merger Agreement.  In April 2013, the pre-merger public shell company effected a 30-for-1 forward split of its common stock.  All share amounts have been retroactively restated to reflect the effect of the stock split.

As provided in the Contribution Agreement dated November 12, 2012 (the “Contribution Agreement”) by and among FlexEnergy, Inc. (“FlexEnergy”, “Parent”,), FlexEnergy Energy Systems, Inc. (“FEES”), and Ener-Core Power, Inc. (“Successor”), Ener-Core Power, Inc. was spun-off from FlexEnergy, Inc. as a separate corporation.  As a part of that transaction, Ener-Core Power, Inc. received all assets (including intellectual property) and certain liabilities pertaining to the Gradual Oxidizer business (Predecessor), the business carved out of Parent.  The owners of Predecessor did not distribute ownership of Successor entity pro rata.  The assets and liabilities were transferred to us and recorded at their historical carrying amounts since the transaction was a transfer of net assets between entities under common control.

On July 1, 2013, Ener-Core Power completed the Merger with us.  Upon completion of the merger, the operating company immediately became a public company.  The Merger was accounted for as a “reverse merger” and recapitalization. As part of the reverse merger, the pre-merger public shell company shareholders cancelled 120,520,000 of common stock which were then outstanding.  This cancellation has been retroactively accounted for as of the inception of Ener-Core Power, Inc. on November 12, 2012. Accordingly, Ener-Core Power was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of Ener-Core Power.  Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of Ener-Core Power and are recorded at the historical cost basis of Ener-Core Power.  Our assets, liabilities and results of operations were de minimis at the time of merger.

Description of the Business

We design, develop, and manufacture products based on proprietary technologies that aim to expand the operating range of gaseous fuel while improving emissions, which technologies we refer to collectively as “Gradual Oxidization” or “Gradual Oxidizer.”  Our products aim to expand power generation into previously uneconomical markets while, at the same time, reduce gaseous emissions from industrial processes that contribute to air pollution and climate change.  The Gradual Oxidizer integrates with a gas turbine and generator to create a power station.

Our product, the FP250, is a complete system consisting of our designed and patented gradual oxidizer, integrated with a gas turbine and generator.  The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.  The FP250 has applications in landfill, oil production, coal mining, and other operations, and offers our customers two distinct value propositions: the destruction of low quality waste gases with no harmful emissions and the generation of energy from a renewable fuel source.

We are currently developing our second commercial product, the Ener-Core Powerstation KG2-3G/GO (“KG2”), which will combine our Gradual Oxidizer with a two megawatt gas turbine developed by Dresser-Rand a.s., a subsidiary of Dresser-Rand Group Inc. (“Dresser Rand”).  We have completed system layout and analytic models integrating our Gradual Oxidizer with the turbine and have initiated design and development of the KG2.  We expect to field test units in late 2014 or 2015, with initial commercial shipments shortly thereafter.

We sell our products directly and through distributors in two countries, the United States and Netherlands.

Going Concern

Our condensed consolidated financial statements are prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business.  Since our inception, we have made a substantial investment in research and development to develop the Gradual Oxidizer, have successfully deployed a FP250 field test unit at the U.S. Army base at Fort Benning, Georgia, and shipped our first commercial product in November 2013.

We have not achieved profitable operations or positive cash flows since inception and have not yet established an ongoing source of revenues sufficient to cover our operating costs and allow us to continue as a going concern. As of May 9, 2014, we have a substantial working capital deficit and require significant additional capital to continue operations.  We must secure additional funding to pay our current liabilities, continue as a going concern and execute our business plan.

Management’s plan is to obtain such resources by obtaining capital sufficient to meet our operating expenses by seeking additional equity and/or debt financing. The cash and cash equivalents balance (including restricted cash) on March 31, 2014 and May 9, 2014 was $0.2 million and $3.4 million (including restricted cash of $2.3 million), respectively. On April 16, 2014, we closed $4.6 million of senior secured financing (Note 13), whereby the lender made available gross proceeds of $4.0 million, of which $2.3 million is constrained in a Control Account subject to be released at the lender’s option when we are not in default and there is no Equity Control Failure and to the extent such funds exceed the aggregate principal amount then outstanding.  We project that our unrestricted cash balance of $1.1 million as of May 9, 2014, will continue to meet our working capital needs, general corporate purposes, and related obligations into the third quarter of 2014.  To the extent that the lender, at its sole option, releases funds from the Control Account, we will be able to meet our operating needs and obligations further into 2014.

We will pursue raising additional debt or equity financing to fund our operations and product development.  If future funds are raised through issuance of stock or debt, these securities could have rights, privileges, or preferences senior to those of common stock and debt covenants that could impose restrictions on the Company’s operations. The sale of additional equity securities or debt financing will likely result in additional dilution to the Company’s current shareholders.  We cannot make any assurances that any additional financing will be completed on a timely basis, on acceptable terms or at all.   Management’s inability to successfully complete any other financing will adversely impact our ability to continue as a going concern. Even if we are able to secure financing, we may still have to significantly reduce costs and delay projects, which would adversely affect our business, customers and program development.  If our business fails or we are unable to seek immediate financing, our investors may face a complete loss of their investment.

The accompanying unaudited condensed consolidated financial statements do not give effect to any adjustments that might be necessary if we were unable to meet our obligations or continue operations.

Note 1 -   Description of Business

Organization

Ener-Core, Inc. (the “Company”, “we”, “us”, “our”), a Nevada corporation, was formed on April 29, 2010 as Inventtech, Inc.  On July 1, 2013, we acquired our wholly owned subsidiary, Ener-Core Power, Inc., (formerly Flex Power Generation, Inc.), a Delaware corporation.  The shareholders of Ener-Core Power, Inc. are now our majority shareholders and the management of Ener-Core Power, Inc. is now our management.  Therefore the acquisition is treated as a “reverse merger” and our financial statements are those of Ener-Core Power, Inc.  All equity amounts presented have been retroactively restated to reflect the reverse merger as if it had occurred November 12, 2012.

Reverse Merger

We entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ener-Core Power, Inc. (“Ener-Core Power”), a Delaware corporation, and Flex Merger Acquisition Sub, Inc., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”), pursuant to which the Merger Sub would merge with and into Ener-Core Power, with Ener-Core Power as the surviving entity (the “Merger”). Prior to the merger, we were a public reporting “shell company,” as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended.  The Merger Agreement was approved by the boards of directors of each of the parties to the Merger Agreement.  In April 2013, the pre-merger public shell company effected a 30-for-1 forward split of its common stock.  All share amounts have been retroactively restated to reflect the effect of the stock split.

As provided in the Contribution Agreement dated November 12, 2012 (the “Contribution Agreement”) by and among FlexEnergy, Inc. (“FlexEnergy”, “Parent”,), FlexEnergy Energy Systems, Inc. (“FEES”), and Ener-Core Power, Inc. (“Successor”), Ener-Core Power, Inc. was spun-off from FlexEnergy, Inc. as a separate corporation.  As a part of that transaction, Ener-Core Power, Inc. received all assets (including intellectual property) and certain liabilities pertaining to the Gradual Oxidizer business (Predecessor), the business carved out of Parent.  The owners of Predecessor did not distribute ownership of Successor entity pro rata.  The assets and liabilities were transferred to us and recorded at their historical carrying amounts since the transaction was a transfer of net assets between entities under common control.

On July 1, 2013, Ener-Core Power completed the Merger with us.  Upon completion of the merger, the operating company immediately became a public company.  The Merger was accounted for as a “reverse merger” and recapitalization. As part of the reverse merger, the pre-merger public shell company shareholders cancelled 120,520,000 of common stock which were then outstanding.  This cancellation has been retroactively accounted for as of the inception of Ener-Core Power, Inc. on November 12, 2012. Accordingly, Ener-Core Power was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of Ener-Core Power.  Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of Ener-Core Power and are recorded at the historical cost basis of Ener-Core Power.  Our assets, liabilities and results of operations were de minimis at the time of merger.

Description of the Business

We design, develop, and manufacture products based on proprietary technologies that aim to expand the operating range of gaseous fuel while improving emissions, which technologies we refer to collectively as “Gradual Oxidization” or “Gradual Oxidizer.”  Our products aim to expand power generation into previously uneconomical markets while, at the same time, reduce gaseous emissions from industrial processes that contribute to air pollution and climate change.  The Gradual Oxidizer integrates with a gas turbine and generator to create a power station.

Our product, the FP250, is a complete system consisting of our designed and patented gradual oxidizer, integrated with a gas turbine and generator.  The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.  The FP250 has applications in landfill, oil production, coal mining, and other operations, and offers our customers two distinct value propositions: the destruction of low quality waste gases with no harmful emissions and the generation of energy from a renewable fuel source.

We are currently developing our second commercial product, the Ener-Core Powerstation KG2-3G/GO (“KG2”), which will combine our Gradual Oxidizer with a two megawatt gas turbine developed by Dresser-Rand a.s., a subsidiary of Dresser-Rand Group Inc. (“Dresser Rand”).  We have completed system layout and analytic models integrating our Gradual Oxidizer with the turbine and have initiated design and development of the KG2.  We expect to field test units in late 2014 or 2015, with initial commercial shipments shortly thereafter.

We sell our products directly and through distributors in two countries, the United States and Netherlands.

Going Concern

Our consolidated financial statements are prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business.  Since our inception, we have made a substantial investment in research and development to develop the Gradual Oxidizer, have successfully deployed a FP250 field test unit at the U.S. Army base at Fort Benning, Georgia, and shipped our first commercial product in November 2013.

We have sustained recurring net losses and negative cash flows since inception and have not yet established an ongoing source of revenues sufficient to cover our operating costs and allow us to continue as a going concern. As of April 15, 2014, we have a substantial working capital deficit and require significant additional capital immediately to continue operations. We must secure additional funding to pay our current liabilities, continue as a going concern and execute our business plan.

Management’s plan is to obtain such resources by obtaining capital sufficient to meet our operating expenses by seeking additional equity and/or debt financing, although no definitive agreement has been entered into in connection therewith as of April 15, 2014.   The cash and cash equivalents balance as of December 31, 2013 was $1.2 million, of which $0.1 million remained on April 15, 2014. The current cash allows us to continue operations through the next week. However, as of April 15, 2014, our short term liabilities totaled $1.0 million.  Currently, we do not have adequate funds to satisfy these liabilities.  If we are unable to secure financing immediately, then we may be forced to cease or curtail operations immediately.

We will need to obtain additional financing to continue operations beyond next week.  We cannot guaranty that we will be able to complete a financing on a timely basis, with favorable terms or at all. Even if we are able to secure financing, we may still have to significantly reduce costs and delay projects, which would adversely affect our business, customers and program development.  We are currently negotiating with some of our shareholders for temporary financing.

We will pursue raising additional debt or equity financing to fund our operations and product development.  If future funds are raised through issuance of stock or debt, these securities could have rights, privileges, or preferences senior to those of common stock and debt covenants that could impose restrictions on the Company’s operations. The sale of additional equity securities or debt financing will likely result in additional dilution to the Company’s current shareholders.  We cannot make any assurances that any additional financing will be completed on a timely basis, on acceptable terms or at all.   Management’s inability to successfully complete any other financing will adversely impact our ability to continue as a going concern. If our business fails or we are unable to seek immediate financing, our investors may face a complete loss of their investment.

The accompanying consolidated financial statements do not give effect to any adjustments that might be necessary if we were unable to meet our obligations or continue operations as a going concern.